Options - Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)			61.49%
Dividend yield (%)
Expected life (years)	6 years 3 months	6 years 3 months	6 years 3 months
Exercise price ($) (in Dollars per share)			$ 1.83
Share price ($) (in Dollars per share)			$ 3.3
Minimum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)	52.71%	60.48%
Risk-free interest rate (%)	3.60%	3.70%	3.64%
Exercise price ($) (in Dollars per share)	$ 1.47	$ 1.48
Share price ($) (in Dollars per share)	$ 1.72	$ 1.48
Maximum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)	73.53%	61.49%
Risk-free interest rate (%)	4.40%	4.30%	3.85%
Exercise price ($) (in Dollars per share)	$ 5.02	$ 4
Share price ($) (in Dollars per share)	$ 5.24	$ 3.73